SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	As of December 31,
	2024	2025
	RMB	RMB
Financial institutions in mainland China
—Denominated in RMB	229,710,326	546,200,227
—Denominated in USD	311,341,363	216,499,485
—Denominated in EUR	66,246,844	103,125,928
—Denominated in GBP	1,127,657	1,286,142

Total cash and cash equivalents balances held at financial institutions in mainland China	608,426,190	867,111,782

Financial institutions in the United States
—Denominated in USD	1,583,932	497,269

Total cash balances held at financial institutions in the United States	1,583,932	497,269

Financial institutions in Hong Kong S.A.R.
—Denominated in USD	9,328,332	41,517,988
—Denominated in HKD	45,736	34,370
—Denominated in EUR	5,674	6,210

Total cash balances held at financial institutions in Hong Kong S.A.R.	9,379,742	41,558,568

Total cash balances held at financial institutions in other locations	10,485,440	15,382,246

Total cash and cash equivalents balances held at financial institutions	629,875,304	924,549,865

Schedule of term deposits

	As of December 31,
	2024	2025
	RMB	RMB
Financial institutions in mainland China
—Denominated in RMB	20,000,000	—
—Denominated in USD	254,351,895	128,235,695

Total term deposits	274,351,895	128,235,695

Schedule of cash and cash equivalents and restricted cash

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	630,021,303	924,738,132
Restricted cash	216,395,796	210,864,000
Total cash, cash equivalents and restricted cash	846,417,099	1,135,602,132

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Furniture	3 - 5 years
Machinery and equipment	3 - 10 years
Building	50 years
Office and electronic equipment	2 - 5 years
Leasehold improvements	The shorter of the estimated useful life or remaining lease term
Motor vehicles	3 - 4 years

Summary of concentration of customers and suppliers

	For the Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Greater than 10% of the total revenue:
Customer A	319,208,693	12%	527,366,534	16%	731,464,019	17%

	For the Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Greater than 10% of total purchase:
Supplier Y	286,132,811	16%	322,251,970	12%	*	*	%

*The amount was less than 10% of total purchase.